Stockholders' Deficit	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Stockholders' Deficit

NOTE 10 – Stockholders' Deficit

Common stock

During the six months ended June 30, 2018, the Company issued shares of common stock as follows:

•	300,000 shares valued at $25,500 for extension of due date for the July Note (See Note 9)
•	31,249,348 shares in payment of convertible note (See Note 9)

•	Sale of 83,333 shares for $5,000 cash
•	200,000 shares valued at $32,400 for employment agreement

Stock options

The following is a summary of stock option activity:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractural Life	Aggregate Intrinsic Value
Outstanding. December 31, 2017	7,193,750	$0.001	4.58	$-
Granted	1,000,000	0.001	4.59	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding. June 30, 2018	8,193,750	$0.001	4.20	$-

Exercisable and vested at June 30, 2018	2,198,750	$0.001	4.12	$26,385

As part of the employment agreement with Daniel Kryger,  the Compensation Committee of the Board of Directors has granted Mr. Kryger on February 1, 2018 ("Effective Date"), 1,000,000 stock options at a purchase price of $.001 per share with a vesting schedule as follows: (1) 25% of the options shall vest immediately upon the effective date, (2) 25% of the options shall vest upon the Company reaching $1,000,000 in aggregate total sales revenue earned after the effective date, (3) 25% of the options shall vest upon the Company reaching $2,000,000 in aggregate total sales revenue earned after the effective date, and the remaining unvested shares shall vest upon the Company reaching $3,000,000 in sales revenue earned after the effective date.  Management believes that the Company will reach the $1,000,000 aggregate total sales revenue in the year 2020, reach the $2,000,000 aggregate sales revenue in the year 2021 and the $3,000,000 aggregate sales revenue in 2022.

The FV of the options was calculated using a Black-Scholes valuation model.

The FV's at the effective date was based upon the following estimates and assumptions made by management:

Risk free rate	2.26%
Volatility	182%
Conversion/Exercise Price	$0.001
Dividend rate	0%
Term (Years)	5

The total value of the options was $161,701, of which $40,425 was expensed as payroll costs for the six months ended June 30, 2018.

The fair value of the stock options is being amortized to stock option expense over the vesting period. The Company recorded stock option expense of $160,628 and $120,202, during the six months ended June 30, 2018 and June 30, 2017, respectively. At June 30, 2018, the unamortized stock option expense was $240,405 which will be amortized to expense through June 30, 2019.